UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21836

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Copy to:
S. Lee Terry, Jr., Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado 80202

Registrant’s Telephone Number, including Area Code: (800) 788-5680

Date of fiscal year end: March 31

Date of reporting period: July 1, 2014 - June 30, 2015

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-PX for the period ended June 30, 2015 originally filed with the Securities and Exchange Commission on August 26, 2015 (Accession Number: 0001398344-15-005629). The sole purpose of this amendment is to submit corrected series and classes for the submission. Except as set forth above, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

Item 1 – Proxy Voting Record.

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management	No Vote
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Amend articles of association	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Approve merger between Nielsen N.V. and Nielsen Holdings plc.	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Adopt and authorize statutory annual accounts	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Discharge Board of Directors from liability	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect James A. Attwood Jr.	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect Dwight M. Barns	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect David L. Calhoun	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect Karen M. Hoguet	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect James M. Kilts	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect Harish Manwani	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect Kathryn V. Marinello	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect Alexander Navab	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect Robert Pozen	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect Vivek Y. Ranadive	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Elect Javier G. Teruel	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Ratify appointment of Ernst & Young LLP	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Appoint Ernst & Young Accounts as auditor	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Approve extension of authority of Board of Directors to repurchase up to 10% of issued share capital	ISSUER				X
NIELSEN N.V.	NLSN	N63218106	6/26/2015	Approve the compensation of named executive officers	ISSUER				X

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis
President

Date:	August 24, 2016